Note 10 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Net operating loss carryforward	$ 14,737,240	$ 15,328,336
Research and development tax credit carryforward	1,189,110	1,122,536
Stock-based compensation expense	4,870	1,877,284
Accrued salaries and directors’ fees	72,721	450,503
Depreciation		8,571
Total deferred tax assets	16,003,941	18,787,230
Depreciation	28,274
Net deferred tax assets	15,975,667	18,787,230
Valuation allowance	(15,975,667)	(18,787,230)
Net deferred tax asset after reduction for valuation allowance	$ 0	$ 0